Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 649,106	$ 559,462
Current financial assets at amortized cost	574,391	361,249
Accounts receivable, net	1,277,928	2,291,640
Accounts receivable due from related parties, net	5,029,583
Other receivables	1,952,834	1,696,897
Other receivables from related parties, net	526,882
Inventories, net	555,680	187,602
Prepayments	519,817	253,768
Deferred IPO Cost	1,623,627	1,143,376
Current assets	12,709,848	6,493,994
Non-current assets
Non-current financial assets at fair value through other comprehensive income	1,789,804	1,791,262
Long-term receivables		1,631,438
Long-term receivables from related parties	8,300,723	9,028,904
Property, plant, and equipment, net	451,742	550,594
Right-of-use assets, net	164,140	105,079
Intangible assets, net	2,572	11,766
Deferred tax assets, net	433,800	439,361
Guarantee deposits	133,390	625,330
Other non-current assets	390,363	411,178
Non-current assets	11,666,534	14,594,912
Total assets	24,376,382	21,088,906
Current liabilities
Short-term loans	8,999,751	6,964,927
Current contract liabilities	107,786	276,210
Accounts payable	209,567	193,767
Other payables	802,840	522,786
Current tax liabilities	16,415
Current lease liabilities	163,775	105,745
Long-term loans due within one year	42,478	59,659
Other current liabilities	28,235	172,618
Current liabilities	10,370,847	8,295,712
Non-current liabilities
Long-term loans	995,290	920,541
Deferred tax liabilities	10,982	20,405
Non-current liabilities	1,006,272	940,946
Total liabilities	11,377,119	9,236,658
Equity attributable to owners of parent
Share capital	7,881,444	7,881,444
Capital surplus	7,847,746	7,716,034
Accumulated deficit	(3,237,380)	(4,341,593)
Accumulated other comprehensive income	507,453	596,363
Total equity	12,999,263	11,852,248
Total liabilities and equity	$ 24,376,382	$ 21,088,906